[EATON VANCE LOGO]                                               [PHOTO - HAND]




SEMIANNUAL REPORT FEBRUARY 28, 2001


[PHOTO - GLOBE]



                                  EATON VANCE
                                  INFORMATION
                                      AGE
                                      FUND




[PHOTO - SATELLITE]

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
Duncan W. Richardson
Co-Portfolio Manager

[PHOTO]
Hon. Jacob Rees-Mogg
Co-Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
- In late 2000 and early 2001, the U.S. and global equity markets experienced extreme volatility and dramatic declines in the more aggressive sectors. Many technology, media, and telecommunications stocks experienced significant price declines - victims of diminished growth expectations, earnings shortfalls, and a collapse in valuations from inflated levels.

- The tech-heavy NASDAQ Composite Index had, as of February 28, 2001, given back all of the record-setting 85.59% gain it had made in 1999.(1) The Techmark (London) and Neuermarkt (Germany) Indexes fell 41% and 67%, respectively, while Japan's Nikkei Index was down 20% for the six-month period.(1)

THE FUND
--------------------------------------------------------------------------------
     The Past Six Months

- During the six months ended February 28, 2001, the Fund's Class A shares had a total return of -20.08%. This return was the result of a decrease in net asset value (NAV) to $16.43 on February 28, 2001 from $21.84 on August 31, 2000, and the reinvestment of $1.133 per share in capital gains distributions.(2)

- Class B shares had a total return of -20.36% during the same period, the result of a decrease in NAV to $16.80 from $22.38, and the reinvestment of $1.133 per share in capital gains distributions.(2)

- Class C shares had a total return of -20.35% during the period, the result of a decrease in NAV to $16.19 from $21.61, and the reinvestment of $1.133 per share in capital gains distributions.(2)

- For comparison, the Fund's benchmark index, the Morgan Stanley Capital International World Index - a broad-based index of global common stocks - declined 17.10% during the period.(1)

     Management Discussion

- We continue to be cautious on stock valuations; as a result, the Fund has persistently been underweighted in the technology sector and has had minimum exposure to pure Internet plays. Exposure to telecom has also been underweighted, as we've focused more on fixed-line, established operators than on new entrants, where valuations were more at risk.

- The media sector, including broadcasting and publishing, in which the Fund was more concentrated, outperformed telecom and tech during the period. Since stock valuations for media companies were not as extended as those in other sectors, share prices were somewhat less susceptible to the market corrections. However, many companies in that universe have warned of slower growth rates going forward due to cooling economies worldwide.

- Our strategy of diversifying investments across country, industry, and market capitalization gave us some flexibility to respond to market turbulence, though in the past six months, there were no real safe havens. The Fund managers remain committed to the information-driven sectors of the world's economies, which we believe will continue to offer compelling investment opportunities going forward. We see the recent period of volatility as exceptional and a consequence of extreme over-valuations reached during the last year that will take further time to unwind.

- For risk-adjusted performance through February 28, 2001, the Fund's A, B, and C shares earned Five-Star Overall Morningstar-TM- Ratings (Morningstar is a nationally recognized monitor of mutual fund performance) placing the Fund in the top 10% among 1278 international equity funds.*

*Morningstar ratings reflect historical risk-adjusted performance through 2/28/01 and are subject to change every month. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the Fund's 3-- and 5--year average annual returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. Morningstar overall ratings are calculated based on the weighted average of the Fund's Morningstar ratings for the 3-- and 5-year periods. The top 10% of the Fund's in a category receive 5 stars. For the 3-year period, the Fund's Class A, B, and C shares were rated 5 stars (out of 1278 funds). For the 5-year period, the Fund's Class A, B, and C shares were rated 5 stars (out of 797 funds). Morningstar ratings for Class B and C shares have been lower over selected periods.

           ---------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
           ---------------------------------------------------------
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 2001

PERFORMANCE(3)                   CLASS A         CLASS B         CLASS C
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------
One Year                         -28.52%         -29.05%         -29.02%
Five Years                        17.75           17.38           17.26
Life of Fund+                     17.67           17.30           16.97

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------
One Year                        -32.63%          -32.39%         -29.69%
Five Years                       16.38            17.17           17.26
Life of Fund+                    16.40            17.21           16.97

+    Inception Dates - Class A: 9/18/95; Class B: 9/18/95; Class C: 11/22/95

TEN LARGEST HOLDINGS(4) By total net assets
---------------------------------------------------
Pearson PLC                                 2.5%
Endemol Entertainment                       2.2
Fuji Photo Film                             2.1
Vivendi Universal                           1.7
United Technologies Corp.                   1.7
Thermo Electron Corp.                       1.7
Telefonica S.A                              1.6
Comcast Corp., Class A                      1.6
First Data Corp.                            1.6
Cytyc Corp.                                 1.5

(1)It is not possible to invest directly in an Index. (2)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 18.2% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
------------------------------------------------------
Investment in Information Age Portfolio,
   at value
   (identified cost, $215,140,483)        $210,051,040
Receivable for Fund shares sold                269,444
Receivable from affiliate for
   reimbursement of expenses                    38,964
------------------------------------------------------
TOTAL ASSETS                              $210,359,448
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,412,092
Payable to affiliate for service fees           50,971
Payable to affiliate for Trustees' fees            752
Accrued expenses                               103,355
------------------------------------------------------
TOTAL LIABILITIES                         $  1,567,170
------------------------------------------------------
NET ASSETS                                $208,792,278
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $227,006,744
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (11,470,918)
Accumulated net investment loss             (1,654,105)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (5,089,443)
------------------------------------------------------
TOTAL                                     $208,792,278
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 58,739,411
SHARES OUTSTANDING                           3,575,353
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      16.43
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $16.43)      $      17.43
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $115,682,734
SHARES OUTSTANDING                           6,885,983
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      16.80
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 34,370,133
SHARES OUTSTANDING                           2,123,436
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      16.19
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $    749,426
Dividends allocated from Portfolio
   (net of foreign taxes, $40,855)             422,421
Expenses allocated from Portfolio           (1,277,471)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (105,624)
------------------------------------------------------

Expenses
------------------------------------------------------
Management fee                            $    289,596
Trustees' fees and expenses                      2,288
Distribution and service fees
   Class A                                     158,849
   Class B                                     656,805
   Class C                                     186,815
Transfer and dividend disbursing agent
   fees                                        145,450
Registration fees                               63,960
Printing and postage                            35,146
Legal and accounting services                   14,289
Custodian fee                                   12,012
Amortization of organization expenses            2,889
Miscellaneous                                   19,347
------------------------------------------------------
TOTAL EXPENSES                            $  1,587,446
------------------------------------------------------
Deduct --
   Reimbursement of Class A distribution
      and service fees                    $    (38,965)
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    (38,965)
------------------------------------------------------

NET EXPENSES                              $  1,548,481
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,654,105)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(11,068,441)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (315,963)
------------------------------------------------------
NET REALIZED LOSS                         $(11,384,404)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(40,043,583)
   Foreign currency and forward foreign
      currency exchange contracts              (16,451)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(40,060,034)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(51,444,438)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(53,098,543)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (1,654,105) $    (2,687,241)
   Net realized gain (loss)                     (11,384,404)      18,600,721
   Net change in unrealized
      appreciation (depreciation)               (40,060,034)      17,510,828
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (53,098,543) $    33,424,308
----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $      (3,904,199) $    (2,967,886)
      Class B                                    (7,587,280)      (6,969,402)
      Class C                                    (2,216,586)      (1,014,923)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (13,708,065) $   (10,952,211)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      61,668,435  $    53,665,996
      Class B                                    13,670,787       93,465,887
      Class C                                    13,507,746       36,255,216
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     3,611,285        2,796,340
      Class B                                     7,001,891        6,441,534
      Class C                                     2,053,455          979,827
   Cost of shares redeemed
      Class A                                   (56,698,755)     (15,495,226)
      Class B                                   (15,647,783)     (15,844,810)
      Class C                                   (11,492,297)      (3,801,210)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      17,674,764  $   158,463,554
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (49,131,844) $   180,935,651
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     257,924,122  $    76,988,471
----------------------------------------------------------------------------
AT END OF PERIOD                          $     208,792,278  $   257,924,122
----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $      (1,654,105) $            --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS A
                                  -----------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    --------------------------------------
                                  (UNAUDITED)(1)         2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $21.840           $17.340        $11.710      $11.970
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment loss                    $(0.091)          $(0.213)       $(0.217)     $(0.156)
Net realized and unrealized
   gain (loss)                          (4.186)            6.939          6.469        0.431
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(4.277)          $ 6.726        $ 6.252      $ 0.275
---------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------
From net realized gain                 $(1.133)          $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(1.133)          $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $16.430           $21.840        $17.340      $11.710
---------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (20.08)%           43.12%         54.95%        2.32%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $58,739           $68,208        $20,908      $12,263
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        1.99%(4)          1.99%          2.46%        2.68%
   Net investment loss                   (0.97)%(4)        (0.98)%        (1.47)%      (1.20)%
Portfolio Turnover of the
   Portfolio                                 8%              173%           131%         157%
---------------------------------------------------------------------------------------------
+  The expenses of the Fund reflect a reimbursement of Class A distribution and service fees.
   Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.11%(4)          2.12%
   Net investment loss                   (1.09)%(4)        (1.11)%
Net investment loss per share          $(0.102)          $(0.241)
---------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS B
                                  ---------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    ------------------------------------------------------------------------
                                  (UNAUDITED)(1)         2000(1)        1999(1)        1998        1997          1996(1)(2)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 22.380          $ 17.770        $12.030      $12.310     $11.040          $10.000
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ (0.153)         $ (0.353)       $(0.284)     $(0.210)    $(0.178)         $(0.134)
Net realized and unrealized
   gain (loss)                          (4.294)            7.189          6.646        0.465       2.490            1.174
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (4.447)         $  6.836        $ 6.362      $ 0.255     $ 2.312          $ 1.040
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain                $ (1.133)         $ (2.226)       $(0.622)     $(0.535)    $(1.042)         $    --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (1.133)         $ (2.226)       $(0.622)     $(0.535)    $(1.042)         $    --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 16.800          $ 22.380        $17.770      $12.030     $12.310          $11.040
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (20.36)%           42.58%         54.39%        2.08%      20.79%           10.40%
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $115,683          $148,603        $49,963      $30,331     $29,037          $21,800
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.61%(5)          2.59%          2.87%        3.12%       3.19%            2.96%(5)
   Net investment loss                   (1.60)%(5)        (1.59)%        (1.88)%      (1.64)%     (1.67)%          (1.34)%(5)
Portfolio Turnover of the
   Portfolio                                 8%              173%           131%         157%        160%             115%
-------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, September 18, 1995, to August 31, 1996.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS C
                                  -----------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    --------------------------------------
                                  (UNAUDITED)(1)         2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $21.610           $17.280        $11.720      $12.020
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment loss                    $(0.148)          $(0.342)       $(0.290)     $(0.205)
Net realized and unrealized
   gain (loss)                          (4.139)            6.898          6.472        0.440
---------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(4.287)          $ 6.556        $ 6.182      $ 0.235
---------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------
From net realized gain                 $(1.133)          $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(1.133)          $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $16.190           $21.610        $17.280      $11.720
---------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (20.35)%           42.42%         54.29%        1.96%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $34,370           $41,113        $ 6,118      $ 2,531
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        2.61%(4)          2.60%          2.93%        3.20%
   Net investment loss                   (1.60)%(4)        (1.57)%        (1.94)%      (1.72)%
Portfolio Turnover of the
   Portfolio                                 8%              173%           131%         157%
---------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Information Age Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at the net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Information Age Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (78.5% at February 28, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, were amortized on the straight-line basis over five years and are fully amortized at February 28, 2001.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Funds custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

   Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2001, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $289,596. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $29,121 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2001.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                             3,266,912        2,442,532
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        198,750          166,850
    Redemptions                                      (3,033,307)        (692,287)
    ----------------------------------------------------------------------------
    NET INCREASE                                        452,355        1,917,095
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                               699,453        4,162,205
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        376,587          372,835
    Redemptions                                        (830,135)        (707,108)
    ----------------------------------------------------------------------------
    NET INCREASE                                        245,905        3,827,932
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2001  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2000
    ----------------------------------------------------------------------------
    Sales                                               728,628        1,665,715
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        114,526           58,963
    Redemptions                                        (622,517)        (175,972)
    ----------------------------------------------------------------------------
    NET INCREASE                                        220,637        1,548,706
    ----------------------------------------------------------------------------

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan), and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year. The Class B and Class C Plans provide for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Fund paid or accrued $123,332, $490,403, and $140,111 for Class A, Class B, and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 2001, representing 0.39%, 0.75%, and 0.75% (annualized) of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 28, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $3,993,000 and $2,319,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount equal to 0.25% on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class B and Class C shares for any fiscal year. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2001 amounted to $35,517, $166,402, and $46,704 for Class A, Class B, and Class C shares, respectively.

   For the six months ended February 28, 2001, EVM reimbursed Class A distribution and service fees to the extent that annual operating expenses for Class A exceeded 1.99% (annualized). Such reimbursement for the six months ended February 28, 2001 totaled $38,965.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $134,000 and $15,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $90,821,295 and $85,495,879, respectively, for the six months ended
   February 28, 2001.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 90.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.6%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                           125,000    $  3,140,625
Interpublic Group of Companies., Inc.            80,000       3,008,000
TMP Worldwide, Inc.(1)                           65,000       3,400,312
-----------------------------------------------------------------------
                                                           $  9,548,937
-----------------------------------------------------------------------
Aerospace and Defense -- 4.8%
-----------------------------------------------------------------------
General Dynamics Corp.                           20,000    $  1,363,600
Lockheed Martin Corp.                            80,000       2,996,800
Northrop Grumman Corp.                           40,000       3,758,000
United Technologies Corp.                        60,000       4,674,600
-----------------------------------------------------------------------
                                                           $ 12,793,000
-----------------------------------------------------------------------
Agricultural Services -- 1.2%
-----------------------------------------------------------------------
Monsanto Co.                                    100,000    $  3,200,000
-----------------------------------------------------------------------
                                                           $  3,200,000
-----------------------------------------------------------------------
Banks and Money Services -- 0.4%
-----------------------------------------------------------------------
Sadot Research/Development
Fund Ltd.(1)(2)(3)(4)                         1,013,500    $  1,150,193
-----------------------------------------------------------------------
                                                           $  1,150,193
-----------------------------------------------------------------------
Biotechnology -- 1.7%
-----------------------------------------------------------------------
Amgen, Inc.(1)                                   20,000    $  1,441,250
Celgene Corp.(1)                                 60,000       1,567,500
Invitrogen Corp.(1)                              20,000       1,610,000
-----------------------------------------------------------------------
                                                           $  4,618,750
-----------------------------------------------------------------------
Broadcasting and Cable -- 6.7%
-----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)         40,000    $    855,000
Comcast Corp., Class A(1)                       100,000       4,331,250
Nippon Broadcasting System(2)                   100,000       3,396,629
Pegasus Communications Corp.(1)                  75,000       2,095,312
Sirius Satellite Radio, Inc.(1)                 100,000       2,350,000
Television Broadcasts Ltd.(2)                   640,000       3,848,254
USA Networks, Inc.(1)                            40,000         942,500
-----------------------------------------------------------------------
                                                           $ 17,818,945
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 4.6%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           100,000    $  2,106,250
First Data Corp.                                 70,000       4,323,200
Forrester Research, Inc.(1)                      50,000       1,953,125
KPMG Consulting, Inc.(1)                        108,600       2,504,587
LifeMinders, Inc.(1)                            350,000         700,000
Rhapsody Ltd.-Musiclegal.Com(3)                     750         750,000
-----------------------------------------------------------------------
                                                           $ 12,337,162
-----------------------------------------------------------------------
Communications Equipment -- 1.6%
-----------------------------------------------------------------------
Cable Design Technologies Corp.(1)              140,000    $  2,497,600
Humax Co., Ltd.(1)(2)                           139,850       1,901,545
-----------------------------------------------------------------------
                                                           $  4,399,145
-----------------------------------------------------------------------
Communications Services -- 7.4%
-----------------------------------------------------------------------
BellSouth Corp.                                  60,000    $  2,517,600
Cable and Wireless PLC(2)                       326,250       3,534,144
China Mobile (Hong Kong)(1)(2)                  580,000       3,175,169
ECtel, Ltd.(1)(2)                               103,000       1,744,562
Korea Telecom Corp. ADR                          73,427       2,202,810
McLeodUSA, Inc., Class A(1)                     253,000       3,320,625
SBC Communications, Inc.                         70,000       3,339,000
-----------------------------------------------------------------------
                                                           $ 19,833,910
-----------------------------------------------------------------------
Computer Peripheral -- 1.0%
-----------------------------------------------------------------------
CANON, Inc.(2)                                   85,000    $  2,771,069
-----------------------------------------------------------------------
                                                           $  2,771,069
-----------------------------------------------------------------------
Computer Services -- 1.5%
-----------------------------------------------------------------------
ARGO 21 Corp.(2)                                  9,700    $    219,787
Concord EFS, Inc.(1)                             40,000       1,850,000
SunGard Data Systems, Inc.(1)                    35,000       1,949,500
-----------------------------------------------------------------------
                                                           $  4,019,287
-----------------------------------------------------------------------
Computer Software - Services -- 3.5%
-----------------------------------------------------------------------
Adobe Systems, Inc.                              30,000    $    871,875
Dimension Data Holdings PLC(1)(2)               349,000       2,096,965
Meta4 NV(1)(2)                                  350,000         645,785
Microsoft Corp.(1)                               30,000       1,770,000
RealNetworks, Inc.(1)                           175,000       1,257,812

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software - Services (continued)
-----------------------------------------------------------------------
SilverStream Software, Inc.(1)                  100,000    $  1,187,500
Wind River Systems, Inc.(1)                      70,000       1,645,000
-----------------------------------------------------------------------
                                                           $  9,474,937
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.6%
-----------------------------------------------------------------------
National Instruments Corp.(1)                    60,000    $  2,917,500
Palm, Inc.(1)                                    72,000       1,251,000
-----------------------------------------------------------------------
                                                           $  4,168,500
-----------------------------------------------------------------------
Construction / Telecoms -- 0.9%
-----------------------------------------------------------------------
Fomento de Costrucciones
y Contratas S.A.(2)                             115,000    $  2,440,145
-----------------------------------------------------------------------
                                                           $  2,440,145
-----------------------------------------------------------------------
Electric Utilities -- 1.0%
-----------------------------------------------------------------------
AES Corp.(1)                                     50,000    $  2,698,500
-----------------------------------------------------------------------
                                                           $  2,698,500
-----------------------------------------------------------------------
Electrical and Electronics -- 4.1%
-----------------------------------------------------------------------
Austria Technologie &
Systemtechnik AG(1)(2)                           69,000    $  1,865,119
Sato Corp.(2)                                   110,000       2,708,342
SCI Systems, Inc.(1)                             90,000       1,842,300
Thermo Electron Corp.(1)                        160,000       4,464,000
-----------------------------------------------------------------------
                                                           $ 10,879,761
-----------------------------------------------------------------------
Electronics - Semiconductors -- 1.0%
-----------------------------------------------------------------------
Samsung Electronics(2)                            1,577    $    235,176
STMicroelectronics N.V.(2)                       66,600       2,101,311
Texas Instruments, Inc.                          15,000         443,250
-----------------------------------------------------------------------
                                                           $  2,779,737
-----------------------------------------------------------------------
Entertainment -- 4.8%
-----------------------------------------------------------------------
AOL Time Warner, Inc.(1)                         75,000    $  3,302,250
Endemol Entertainment(1)(2)(3)(4)                50,000       5,996,575
Viacom, Inc., Class B(1)                         69,000       3,429,300
-----------------------------------------------------------------------
                                                           $ 12,728,125
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services -- 2.9%
-----------------------------------------------------------------------
MGIC Investment Corp.                            40,000    $  2,318,000
Reuters Group PLC(2)                            265,000       4,083,972
Schwab (Charles) Corp.                           60,000       1,254,000
-----------------------------------------------------------------------
                                                           $  7,655,972
-----------------------------------------------------------------------
HC-Drugs Major -- 1.3%
-----------------------------------------------------------------------
Alkermes, Inc.(1)                                40,000    $  1,240,000
Andrx Group(1)                                   40,000       2,290,624
-----------------------------------------------------------------------
                                                           $  3,530,624
-----------------------------------------------------------------------
Information Services -- 3.5%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                 120,000    $  3,345,000
Automatic Data Processing, Inc.                  65,000       3,835,000
Azlan Group PLC(1)(2)                         1,000,000       2,079,864
-----------------------------------------------------------------------
                                                           $  9,259,864
-----------------------------------------------------------------------
Media -- 2.8%
-----------------------------------------------------------------------
Granada Compass PLC(2)                        1,034,034    $  2,882,468
Vivendi Universal (2)                            74,000       4,683,233
-----------------------------------------------------------------------
                                                           $  7,565,701
-----------------------------------------------------------------------
Medical Products -- 3.5%
-----------------------------------------------------------------------
Asclepion-Meditec AG(1)(2)                       65,340    $  1,265,868
Cytyc Corp.(1)                                   65,000       4,086,875
Guidant Corp.(1)                                 50,000       2,548,500
Novoste Corp.(1)                                 40,000       1,340,000
-----------------------------------------------------------------------
                                                           $  9,241,243
-----------------------------------------------------------------------
Pharmaceutical -- 1.8%
-----------------------------------------------------------------------
Millennium Pharmaceuticals(1)                    80,000    $  2,700,000
Vertex Pharmaceuticals, Inc.(1)                  40,000       1,990,000
-----------------------------------------------------------------------
                                                           $  4,690,000
-----------------------------------------------------------------------
Photo Equipment and Supplies -- 2.1%
-----------------------------------------------------------------------
Fuji Photo Film(2)                              158,000    $  5,730,745
-----------------------------------------------------------------------
                                                           $  5,730,745
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Publishing -- 11.1%
-----------------------------------------------------------------------
Dow Jones & Co., Inc.                            20,000    $  1,232,000
Gannett Co., Inc.                                50,000       3,307,000
Lagardere S.C.A.(2)                              55,500       3,256,417
Pearson PLC(2)                                  300,363       6,572,514
South China Morning Post (Holdings)
Ltd.(2)                                       3,260,000       2,340,543
Springer (Axel) Verlag AG(2)                     30,365       2,549,204
Tribune Co.                                      90,000       3,654,000
Trinity Mirror PLC(2)                           500,000       3,491,716
United Business Media PLC (2)                   310,500       3,273,836
-----------------------------------------------------------------------
                                                           $ 29,677,230
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.9%
-----------------------------------------------------------------------
Toshiba Tungaloy Co., Ltd.(2)                   700,000    $  2,455,302
-----------------------------------------------------------------------
                                                           $  2,455,302
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.9%
-----------------------------------------------------------------------
Shin-Etsu Chemical Co.(2)                        70,000    $  2,479,198
-----------------------------------------------------------------------
                                                           $  2,479,198
-----------------------------------------------------------------------
Telecommunications -- 6.7%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                        31,500    $    330,750
AT&T Wireless Group(1)                           40,000         840,400
Cable and Wireless Optus Ltd.(1)(2)           1,750,000       3,536,177
Nippon Telegraph and Telephone Corp.(2)             500       3,277,150
Plantronics, Inc.                                 2,800          71,938
Sprint Corp. (FON Group)                        100,000       2,236,000
Sprint Corp. (PCS Group)(1)                      40,000       1,007,200
Telefonica S.A.(1)(2)                           256,020       4,381,348
Western Wireless Corp. Class A(1)                55,000       2,320,312
-----------------------------------------------------------------------
                                                           $ 18,001,275
-----------------------------------------------------------------------
Transportation -- 1.6%
-----------------------------------------------------------------------
Expeditors International Wash Inc.               40,000    $  2,335,000
FedEx Corp.(1)                                   50,000       2,046,500
-----------------------------------------------------------------------
                                                           $  4,381,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $247,504,871)                          $242,328,757
-----------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES -- 0.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Communications Services -- 0.1%
-----------------------------------------------------------------------
Deltacom Ltd., 0.00%, 12/21/02(2)          $      1,000    $    200,000
-----------------------------------------------------------------------
                                                           $    200,000
-----------------------------------------------------------------------
Electrical and Electronics -- 0.4%
-----------------------------------------------------------------------
TBK Electronics, 0.00%, 4/4/05(2)          $      1,000    $  1,000,000
-----------------------------------------------------------------------
                                                           $  1,000,000
-----------------------------------------------------------------------
Total Convertible Bonds & Notes
   (identified cost $2,000,000)                            $  1,200,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 9.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Barton Capital Corp., 5.48%, 3/6/01        $     10,000    $  9,992,388
Ford Motor Credit Corp., 5.48%, 3/16/01           7,695       7,677,430
GE Capital Corp., 5.50%, 3/1/01                   6,621       6,621,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $24,290,818)                        $ 24,290,818
-----------------------------------------------------------------------
Total Investments -- 100.1%
   (identified cost $273,795,689)                          $267,819,575
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%                   $   (179,060)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $267,640,515
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
United States                                   62.9%    $168,449,250
United Kingdom                                  10.5%      28,015,479
Japan                                            8.6%      23,038,222
Hong Kong                                        3.5%       9,363,966
France                                           3.0%       7,939,650
Spain                                            2.6%       6,821,493
Netherlands                                      2.5%       6,642,360
Germany                                          1.4%       3,815,072
Australia                                        1.3%       3,536,177
Republic of Korea                                1.2%       3,336,721
Israel                                           1.1%       2,894,755
Switzerland                                      0.8%       2,101,311
Austria                                          0.7%       1,865,119

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $273,795,669)                          $267,819,575
Cash                                             1,576
Receivable for investments sold                715,287
Dividends receivable                           101,310
Tax reclaim receivable                          11,123
Prepaid expenses                                 2,592
------------------------------------------------------
TOTAL ASSETS                              $268,651,463
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    947,059
Payable to affiliate for Trustees' fees          4,698
Accrued expenses                                59,191
------------------------------------------------------
TOTAL LIABILITIES                         $  1,010,948
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $267,640,515
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $273,628,210
Net unrealized depreciation (computed on
   the basis of identified cost)            (5,987,695)
------------------------------------------------------
TOTAL                                     $267,640,515
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Interest                                  $    966,511
Dividends (net of foreign taxes,
   $52,846)                                    545,793
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,512,304
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,132,198
Administration fee                             374,352
Trustees' fees and expenses                     14,076
Custodian fee                                  110,558
Legal and accounting services                   13,242
Amortization of organization expenses              239
Miscellaneous                                    3,350
------------------------------------------------------
TOTAL EXPENSES                            $  1,648,015
------------------------------------------------------

NET INVESTMENT LOSS                       $   (135,711)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(14,286,060)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (407,781)
------------------------------------------------------
NET REALIZED LOSS                         $(14,693,841)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(51,748,739)
   Foreign currency and forward foreign
      currency exchange contracts              (22,577)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(51,771,316)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(66,465,157)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(66,600,868)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (135,711) $      (307,580)
   Net realized gain (loss)                     (14,693,841)      24,269,529
   Net change in unrealized
      appreciation (depreciation)               (51,771,316)      24,653,217
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (66,600,868) $    48,615,166
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      96,033,156  $   251,844,764
   Withdrawals                                  (96,403,155)     (63,110,419)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $        (369,999) $   188,734,345
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (66,970,867) $   237,349,511
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     334,611,382  $    97,261,871
----------------------------------------------------------------------------
AT END OF PERIOD                          $     267,640,515  $   334,611,382
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    ------------------------------------------------------------
                                  (UNAUDITED)            2000         1999        1998        1997        1996(1)
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.10%(2)         1.13%       1.36%       1.44%       1.48%         1.52%(2)
   Net investment income
      (loss)                             (0.09)%(2)       (0.13)%     (0.38)%      0.01%      (0.04)%        0.07%(2)
Portfolio Turnover                           8%             173%        131%        157%        160%          115%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $267,641         $334,611     $97,262     $53,556     $51,374       $42,703
-------------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 18, 1995, to August 31, 1996.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 1, 1995, seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at February 28, 2001.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2001, $1,020 credit balances were used to reduce the Portfolio's custodian fee.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 K Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $1,132,198. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2001, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $374,352. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $22,189,490 and $31,942,775 respectively, for the six months ended February 28, 2001.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2001, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $273,795,689
    ------------------------------------------------------
    Gross unrealized appreciation             $ 25,155,896
    Gross unrealized depreciation              (31,132,010)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (5,976,114)
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at February 28, 2001.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   February 28, 2001.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 28, 2001

INVESTMENT MANAGEMENT

EATON VANCE INFORMATION AGE FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE INFORMATION AGE FUND
AND ADMINISTRATOR OF INFORMATION AGE PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122





EATON VANCE INFORMATION AGE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

424-4/01                                                                   IASRC